Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

The following table summarizes NRG's material related party transactions with affiliates that are included in the Company's operating revenues, operating costs and other income and expense:

	Year Ended December 31,
	2011	2010	2009
	(In millions)
Revenues from Related Parties Included in Operating Revenues
MIBRAG (a)	$—	$—	$2
Gladstone	7	3	2
GenConn (b)(c)	3	5	7
Total	$10	$8	$11
Expenses from Related Parties Included in Cost of Operations
Cost of purchased coal — MIBRAG (a)	$—	$—	$43
Interest income from Related Parties Included in Other Income and Expense
GenConn (b)(c)	1	3	2
Kraftwerke Schkopau GBR	4	4	4
Total	$5	$7	$6

(a)	The period in 2009 is from January 1, 2009, to June 10, 2009.

(b)	The period in 2009 is from April 1, 2009, to December 31, 2009.

(c)	The period in 2011 is from January 1, 2011 to June 30, 2011.

        Gladstone — NRG provides services to Gladstone, an equity method investment, under an operation and maintenance, or O&M, agreement. Fees for services under this contract primarily include recovery of NRG's costs of operating the plant as approved in the annual budget, as well as a base monthly fee.

        GenConn — Under a construction management agreement, or CMA, with GenConn , NRG has received fees for management, design and construction services. The construction at GenConn was completed in June 2011. In addition, NRG entered into a loan agreement with GenConn during 2009, pursuant to which it received interest income, which was converted into equity during 2011. See further discussion in Note 16, Investments Accounted for by the Equity Method and Variable Interest Entities.

        MIBRAG — Prior to NRG's sale of its 50% ownership in MIBRAG on June 10, 2009, NRG rendered technical consulting services to MIBRAG under a consulting agreement and had entered into long-term coal purchase agreements with MIBRAG to supply coal to Schkopau. Subsequent to the sale, MIBRAG is no longer a related party.

        Kraftwerke Schkopau GBR — A subsidiary of NRG, Saale Energie GmbH, has entered into a loan agreement with Kraftwerke Schkopau GBR, a partnership between Saale and E.ON Kraftwerke GmbH, pursuant to which NRG receives interest income. See further discussion in Note 9, Capital Leases and Notes Receivable.